Income Taxes (Income tax expense) (Details) (USD $)	3 Months Ended							9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal								$ 348,588		$ 1,814,394	$ 1,755,393
State								91,108		226,970	336,011
Total Current Tax Expense								439,696		2,041,364	2,091,404
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal								266,784		(706,857)	(1,025,678)
State								(2,721)		576,774	(107,593)
Total Deferred Tax Expense								264,063		(130,083)	(1,133,271)
Total Income Tax Expense	$ 172,000	$ 245,000	$ 287,000	$ 247,000	$ 1,235,000	$ 197,000	$ 231,000	$ 703,759	$ 1,663,956	$ 1,911,281	$ 958,133